Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000017151
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%	14.13%	14.52%
Without Sales Load [Member] | C000017152
Average Annual Return [Line Items]
Average Annual Return, Percent	17.18%	13.70%	14.11%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%